RECOVERABLE TAXES AND INCOME TAX AND SOCIAL CONTRIBUTIONS (Tables)	12 Months Ended
Dec. 31, 2017
TAXES PAYABLE AND INCOME TAX AND SOCIAL CONTRIBUTIONS - LIABILITY
Schedule of Tax Credits

	CONSOLIDATED
	12/31/2017	12/31/2016
Current assets:
Income tax - source	931,847	886,598
Offsetable PIS/PASEP/COFINS	78,470	119,057
ICMS recoverable	13,263	48,368
Other	42,627	31,497

	1,066,207	1,085,520

Non-current assets:
ICMS recoverable (a)	1,068,450	1,217,268
PIS/COFINS recoverable (a)	547,205	469,764
Other	19,487	18,382

	1,635,142	1,705,414

(a) Recoverable ICMS, PIS/PASEP, and COFINS

The Company has recorded under noncurrent assets a total of R$ 1,615,655 as of December 31, 2017 (R$ 1,687,032 as of December 31, 2016) relating to recoverable PIS, COFINS, and ICMS. Of this total, R$ 1,062,634 (R$ 1,157,083 as of December 31, 2016) corresponds to taxes and contributions on acquisition of fuel by the subsidiary Amazonas.

Pursuant to Paragraph 8 of Law 12.111/2009, the aforementioned taxes and contributions that are part of the acquisition cost of fuels reimbursed by the CCC fund must be reimbursed to the fund when realized, and so a liability of the same amount is maintained under Reimbursement Obligations (see Note 11).

(a.1) Unconstitutionality of PIS/PASEP and COFINS

The Federal Supreme Court (STF) ruled that Paragraph 1° of Article 3° of Law 9,718/98 is unconstitutional, such paragraph which expanded the basis for calculation of PIS/PASEP and COFINS, at the time giving a new meaning to the concept of turnover. The new concept came to include all revenues earned by the legal person, regardless of the type of activity performed and the accounting classification adopted. This provision had no constitutional backing, and was later the subject of a constitutional amendment.

Based on the National Tax Code (CTN), the companies of the Eletrobras System seek recognition of their right to the credit and reimbursement of the amount overpaid as a result of the unconstitutionality of the expanded basis of calculation for those taxes. As of the date of these financial statements, there has been no final ruling on the matter.

The companies of the Eletrobras System do however have potential tax credits for PIS/PASEP and COFINS, which are being determined, and as such, they are not recorded in these financial statements, due to the absence of a final decision, until the sentencing in judicially liquidated.

Schedule of Income tax and social contributions

	12/31/2017	12/31/2016 (Reclassified)
Current assets:
Anticipations / Negative Balance of IRPJ and CSLL	1,874,475	1,086,367

Non-current assets:
Negative Balance of IRPJ and CSLL	471,568	1,488,158
Deferred IRPJ/CSLL	1,010,810	839,708

	1,482,378	2,327,866

Non-current liabilities:
Deferred IRPJ/CSLL	8,901,931	8,305,606

Schedule of Composition of deferred income tax and social contributions

	12/31/2017			12/31/2016
			Net Effect			Net Effect
			assets			assets
	Assets	Liabilities	(liabilities)	Assets	Liabilities	(liabilities)

Eletronorte	2,278,753	(1,400,319)	878,434	2,203,754	(1,364,046)	839,708
Hermenegildo I	40,254	—	40,254	—	—	—
Hermenegildo II	43,118	—	43,118	—	—	—
Hermenegildo III	37,509	—	37,509	—	—	—
Chuí IX	11,495	—	11,495	—	—	—

	2,411,129	(1,400,319)	1,010,810	2,203,754	(1,364,046)	839,708

Eletrosul	362,655	(829,665)	(467,010)	649,997	(963,106)	(313,109)
Eletrobras	—	(394,958)	(394,958)	—	(320,560)	(320,560)
Furnas	611,808	(5,463,470)	(4,851,662)	680,613	(5,284,897)	(4,604,284)
Chesf	180,823	(3,331,821)	(3,150,998)	202,252	(3,254,553)	(3,052,301)
Eletropar	—	(4,408)	(4,408)	—	(15,352)	(15,352)
Amazonas GT	—	(32,895)	(32,895)	—	—	—

	1,155,286	(10,057,217)	(8,901,931)	1,532,862	(9,838,468)	(8,305,606)
Total	3,566,415	(11,457,536)	(7,891,121)	3,736,616	(11,202,514)	(7,465,898)

	12/31/2017	12/31/2016
Deferred tax assets:

Provision for contingencies	122,061	128,391
Allowance for doubtful accounts (ADA)	108,657	119,327
Operating Provisions	294,722	429,504
Adjustment of the Law 11.638/2007- RTT (IFRS)	222,762	239,679
Unrealized tax credits	228,822	205,239
Credit. Tributary w/o Tax Loss and Negative Social Contribution	2,503,633	2,394,400
Other	85,758	220,076

Total Assets	3,566,415	3,736,616

Deferred tax liabilities:

Financial assets available for sale	394,958	320,560
Accelerated depreciation	350,531	113,793
Current revenue renegotiated energy credits	—	259,183
Adjustment of the Law 11.638/2007- RTT (IFRS)	51,964	205,285
Tax debit on actuary gains	410,698	—
Remuneration of the Existing Basic System Grid	9,888,318	9,726,549
Other	361,067	577,144

Total Liabilities	11,457,536	11,202,514

Schedule of Income tax and social contributions reported in other comprehensive income

	CONSOLIDATED
	12/31/2017	12/31/2016
Deferred taxes
As a result of revenues and expenses recognized in other comprehensive income:

Remeasurement of the fair value of available-for-sale financial instruments Remeasurement of defined benefit plans	(36,404)	(56,393)

Equity in comprehensive income of subsidiaries, associated companies, and joint ventures	5,023	9,296

Total income and social contribution taxes recognized in other comprehensive income	(31,381)	(47,097)